March 31, 1999

BT Mutual Funds

Pacific Basin
           Equity Fund
           Semi-Annual Report

Trust: BT Investment Funds

Investment Advisor: Bankers Trust Company

Pacific Basin Equity Fund
Table of Contents

Letter to Shareholders ...........................................             3

Pacific Basin Equity Fund
   Statement of Assets and Liabilities ...........................             6
   Statement of Operations .......................................             6
   Statements of Changes in Net Assets ...........................             7
   Financial Highlights ..........................................             7
   Notes to Financial Statements .................................             8

Pacific Basin Equity Portfolio
   Schedule of Portfolio Investments .............................            10
   Statement of Assets and Liabilities ...........................            12
   Statement of Operations .......................................            12
   Statements of Changes in Net Assets ...........................            13
   Financial Highlights ..........................................            13
   Notes to Financial Statements .................................            14

The Fund is not insured by the FDIC and is not a deposit, obligation of or guarantee by Bankers Trust Company. The Fund is subject to investment risks, including possible loss of principal amount invested.

Pacific Basin Equity Fund
Letter to Shareholders

We are pleased to present you with this Semi-Annual report for the period ended March 31, 1999 for the BT Investment Pacific Basin Equity Fund (the "Fund"). It provides a review of the market, the Portfolio, and our outlook, as well as a complete financial summary of the Fund's operations and a listing of the Portfolio's holdings.

MARKET ACTIVITY
Overall, the region's equity markets experienced great volatility over the semi-annual period, but also a stunning recovery after the massive declines seen previously.

Asian stock markets produced strong performance for the fourth calendar quarter of 1998, with many markets up over 35%. Early in the period, the region's markets were kept subdued by great uncertainty in Latin America, particularly in Brazil. But as the situation in the rest of the emerging markets improved, fundamentals in Asia also gained strength, driven by several important factors. These included:

o rapidly improving liquidity conditions, as current accounts went heavily into surplus, disbursements from international agencies, such as the International Monetary Fund, continued, and foreign direct investment accelerated

o interest rates globally and in Asia started to fall sharply to pre-crisis levels; the U.S. Federal Reserve Board's two additional interest rate cuts in the fourth quarter were particularly interpreted as a proactive move to reduce global financial system risk

o sustained strengthening of the yen, which took pressure off currencies in the region and improved the export competitiveness of other Asian countries; the approval of the bank bailout legislation in Japan also increased the chance of further fiscal stimulus

o signs began to emerge that economic activity was stabilizing, particularly in South Korea, Thailand, the Philippines, and Singapore, thus enhancing growth prospects for these markets

o with confidence returning, fund managers reinvested high cash balances, generating strong demand for Asian stocks.

After initial nervousness during the corporate results season and short-term resumption of yen weakness, the rally continued into the first quarter of 1999. Fears of an imploding yen subsided as the equity markets focused on positives, including:

o Japan's reflation efforts and restructuring initiatives

o interest rates that continued to fall in Asia, despite the backup in U.S. bond yields

o ongoing strong equity markets in most of the developed world

o a strong upward revision in world growth prospects, led by the U.S.

o more signs of regional recovery, such as positive growth in industrial output, bottoming retail sales, and resumption of import growth for the crisis countries.


 Periods ended March 31, 1999           Cumulative Total Returns                 Average Annual Total Returns
 ----------------------------  -----------------------------------------------  ------------------------------------
                               Past 6     Past 1   Past 3    Past 5   Since     Past 1    Past 3   Past 5    Since
                               months      year     years     years  inception   year      years    years  inception
                               ------     ------   ------    ------  ---------  ------    ------   ------  ---------
 BT Investment Pacific Basin
 Equity Fund(1)                35.84%     (9.11)% (41.06)%  (29.00)% (28.50)%    (9.11)%  (16.16)% (6.62)%   (6.01)%
  (inception 11/1/93)
 MSCI Combined Far
  East Free
  Ex Japan Index(2)            47.21%    (10.94)% (46.97)%  (35.71)% (38.32)%   (10.94)%  (19.06)% (8.46)%   (8.54)%
 MSCI Combined Asia Ex
  Japan Index(2)               43.60%    (11.13)% (44.25)%  (35.93)% (37.47)%   (11.13)%  (17.70)% (8.52)%   (8.31)%
 Lipper Pacific Basin
  Ex Japan Average(3)          29.56%    (11.16)% (38.55)%  (30.92)% (34.48)%   (11.16)%  (15.67)% (7.41)%   (7.73)%


(1) Performance quoted represents past performance. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

(2) The MSCI Far East Free ex Japan Index includes China Free, Hong Kong, Indonesia, Korea, Malaysia, the Philippines, Singapore, Taiwan and Thailand. The MSCI Combined Asia Free Ex Japan Index includes those same markets as the Far East Free Ex Japan Index as well as India, New Zealand, Pakistan and Sri Lanka. Indexes are unmanaged, and investments cannot be made in an index. During the period the Fund waived certain fees and expenses. Had these fees and expenses not been waived, the Fund's return would have been lower.

(3) Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling into the respective categories indicated. These figures do not reflect sales charges.

Pacific Basin Equity Fund
Letter to Shareholders

                                   [GRAPHIC]

                    Diversification of Portfolio Investments
                         By Country as of March 31, 1999
                     (percentages are based on market value)

Malaysia 4%

China 2%

Thailand 5%

Philippines 5%

South Korea 15%

India 7%

Singapore 13%

Indonesia 3%

Hong Kong 36%

Taiwan 10%

By the end of March, international interest in these markets was booming, with international investors returning in force. Given the low market capitalizations and liquidity of these markets, it only took a modest amount of international interest to lead to explosive gains in many of the region's equity markets.

The only real disappointment in the region was the political situation in Indonesia, although its equity market rose quite strongly during the semi-annual period. There, social unrest escalated sharply, leading up to the election in June 1999. Interestingly though, the strong positive impact of stabilizing growth, improving liquidity, and rising commodity prices overwhelmed this negative development.

INVESTMENT REVIEW
The Fund underperformed its benchmarks, but outperformed its Lipper category average for the six months ended March 31, 1999. For the one year, the Fund has outperformed both. Underperformance to the benchmark during the semi-annual period can be attributed primarily to asset allocation. That is, the Fund was overweight in its cash position, so it did not fully participate in the significant rise of the region's markets, and it was underweight in the stronger performing equity markets of Hong Kong and India. Stock selection also impacted relative performance. In Hong Kong, the portfolio's holdings in stocks like Smartone and our Chinese infrastructure plays such as Road King, Zhejiang Expressway, and New World Infrastructure underperformed. Similarly in India, we did not anticipate the strong rally in its technology and consumer stocks.

  Ten Largest Stock Holdings

 Cheung Kong Holdings Ltd.   First Pacific Company
                             Ltd. 144a

 Smartone Telecommunication  Dao Heng Bank Group Ltd.

 Hutchison Whampoa Ltd.      SK Telecom Co., Ltd.

 Hong Kong China and Gas     Siliconware Precision
 Co. Ltd.                    Industries Co. GDR

 Samsung Electronics         Asustek Computer, Inc.

During the semi-annual period, we reduced the Fund's cash position. Having built up the cash level when the region's equity markets were in severe decline, we are now seeking to be fully invested in stocks.

We increased the Fund's allocation to South Korea, Indonesia, and Thailand. There were signs during the six months that these nations' economies might be bottoming, and we are optimistic that their equity markets will produce strong returns.

We decreased the Fund's allocation to Malaysia. Having already limited our investments in this market given the Malaysian government's implementation of capital controls on September 1, 1998 that prevent international investors from repatriating funds from the sale of assets for one year, we reduced our holdings there, as we view this market as particularly vulnerable.

We increased the Fund's holdings in economic-sensitive cyclical stocks. These include paper company Indah Kiat in Indonesia and cement companies Semen Gresik in Indonesia and Siam City Cement in Thailand.

MANAGER OUTLOOK
We are becoming increasingly positive on the outlook for most emerging markets, including those in the Pacific Basin, as several factors should be supportive of the region's equity markets.

o Confidence has returned to Asia ex-Japan markets, as these economies begin to bottom and attract capital.

o Prospects for ongoing Asian growth recovery is good.

o European and North American investors have quickly supplanted Japanese investment into the region, indirectly through security purchases and directly through acquisition of real assets.

o Global interest rates remain low.

o Stock valuations remain attractive.

Pacific Basin Equity Fund
Letter to Shareholders

We also remain optimistic for the region despite ongoing concerns over the Japanese economy and currency. We believe Asian reflation will continue due to strong liquidity resulting from expansionary monetary policy, large current account surpluses, and increasing capital inflows. Restructuring at the macro and micro levels will likely provide profitability improvements even if overall global growth is weak.

Given the improvement in sentiment, the Fund intends to move toward full investment in the region's equity markets, with biases towards:

o utilities, such as telecommunication and infrastructure companies, which tend to have more stable cash flows

o domestic consumer franchises, which have a brand name, established distribution networks, and tend to be fairly defensive in nature, and

o electronics companies in Singapore and Taiwan, which have low cost bases and are well positioned, we believe, to benefit from further U.S. outsourcing.

We will, of course, continue monitoring economic conditions and how they affect the financial markets, as we seek to provide long-term capital appreciation.

We value your ongoing support of the Pacific Basin Equity Fund and look forward to continuing to serve your investment needs in the years ahead.

                                /s/ Paul Durham
                                   Paul Durham
                            Portfolio Manager of the
                         Pacific Basin Equity Portfolio
                                 March 31, 1999


Performance Comparison
Comparison of Change in Value of a $10,000 Investment in the BT Investment Pacific Basin Equity Fund and the MSCI Combined Asia Ex Japan Index since November 30, 1993.

                          Total Return for the Periods
                              Ended March 31, 1999(1)

                             One    Five    Since
                            Year    Year   11/1/93(2)
                           ------  ------  ----------
                           (9.11)% (6.62)% (6.01)%(3)

(1) Unaudited
(2) The Fund's inception date.
(3) Annualized.

Investment return and principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

                                   [GRAPHIC]


In the printed version of the document, a line graph appears which depicts the following plot points:


          BT Investment          MSCI
             Pacific           Combined
              Basin           Asia Ex Japan
          Equity Fund -         Index -
             $7,150             $6,253
          -------------     ----------------
Nov-93         10000             10000
Mar-94         10392              9840
Sep-94         12198             11310
Mar-95         10614              9799
Sep-95         11727             10306
Mar-96         12518             11308
Sep-96         12625             10963
Mar-97         12888             10816
Sep-97         11366              9432
Mar-98          7866              7036
Sep-98          5263              4354
Mar-99          7150              6253

Past performance is not indicative of future performance. Performance figures assume the reinvestment of dividends and capital gain distributions.

Pacific Basin Equity Fund
Statement of Assets and Liabilities  March 31, 1999 (unaudited)


Assets
   Investment in Pacific Basin Equity Portfolio, at Value .............................................   $  5,085,781
   Prepaid Expenses and Other .........................................................................         11,917
   Due from Bankers Trust .............................................................................          4,524
                                                                                                          ------------
Total Assets ..........................................................................................      5,102,222
                                                                                                          ------------
Liabilities
   Accrued Expenses and Other .........................................................................         18,127
                                                                                                          ------------
Net Assets ............................................................................................   $  5,084,095
                                                                                                          ============
Composition of Net Assets
   Paid-in Capital ....................................................................................   $ 22,384,793
   Undistributed Net Investment Income ................................................................      2,464,766
   Accumulated Net Realized Loss from Investment, Foreign Currency, and Forward Foreign
    Currency Transactions .............................................................................    (19,804,227)
   Net Unrealized Appreciation on Investment, Foreign Currencies and Forward Foreign
    Currency Contracts ................................................................................         38,763
                                                                                                          ------------
Net Assets ............................................................................................   $  5,084,095
                                                                                                          ============
Net Asset Value, Offering and Redemption Price Per Share (net assets divided by shares outstanding) ...   $       3.06
                                                                                                          ============
Shares Outstanding ($0.001 par value per share, unlimited number of shares of
beneficial interest authorized) .......................................................................      1,663,847
                                                                                                          ============

Statement of Operations  For the six months ended March 31, 1999 (unaudited)


Investment Income
   Income Allocated from Pacific Basin Equity Portfolio, net ..........................................   $     11,080
                                                                                                          ------------
Expenses
   Administration and Services Fees ...................................................................         18,053
   Printing and Shareholder Reports ...................................................................          8,785
   Professional Fees ..................................................................................          6,843
   Registration Fees ..................................................................................          5,843
   Trustees Fees ......................................................................................          1,957
   Miscellaneous ......................................................................................          2,010
                                                                                                          ------------
   Total Expenses .....................................................................................         43,491
   Less Expenses absorbed by Bankers Trust ............................................................        (25,438)
                                                                                                          ------------
      Net Expenses ....................................................................................         18,053
                                                                                                          ------------
Net Investment Income .................................................................................         (6,973)
                                                                                                          ------------
Realized and Unrealized Gain (Loss) on Investments, Futures, Foreign Currencies and
     Forward Foreign Currency Contracts
   Net Realized Gain (Loss) from:
      Investment Transactions .........................................................................       (439,417)
      FutureTransactions ..............................................................................        (16,279)
      Foreign Currency Transactions ...................................................................        (33,718)
      ForwardForeign Currency Contracts ...............................................................         64,745
   Net Change in Unrealized Appreciation/Depreciation on Investments, Futures, Foreign Currencies
        and Forward Foreign Currency Contracts ........................................................      2,070,261
                                                                                                          ------------
Net Realized and Unrealized Gain on Investments, Foreign Currencies and
     Forward Foreign Currency Contracts ...............................................................      1,645,592
                                                                                                          ------------
Net Increase in Net Assets from Operations ............................................................   $  1,638,619
                                                                                                          ============

                       See Notes to Financial Statements.

Pacific Basin Equity Fund
Statements of Changes in Net Assets

                                                                                          For the            For the
                                                                                     six months ended      year ended
                                                                                      March 31, 1999(1)  September 30, 1998
                                                                                     ------------------  ------------------
Increase (Decrease) in Net Assets from:
Operations
   Net Investment Income/(Expenses in Excess of Income) ..........................      $     (6,973)      $     53,983
   Net Realized Loss from Investment, Foreign Currency Transactions and
      Forward Foreign Currency Transactions ......................................          (424,669)       (14,010,808)
   Net Change in Unrealized Appreciation on Investment,
      Foreign Currency and Forward Foreign Currency Contracts ....................         2,070,261          1,768,180
                                                                                        ------------       ------------
Net Increase (Decrease) in Net Assets from Operations ............................         1,638,619        (12,188,645)
                                                                                        ------------       ------------
Distributions to Shareholders
   Net Investments Income ........................................................                --           (270,311)
   Net Realized Gains ............................................................        (2,341,154)        (1,872,886)
                                                                                        ------------       ------------
Total Distributions ..............................................................        (2,341,154)        (2,143,197)
                                                                                        ------------       ------------
Capital Transactions in Shares of Beneficial Interest
   Proceeds from Sales of Shares .................................................        19,758,979         32,705,049
   Dividend Reinvestments ........................................................                82            856,416
   Cost of Shares Redeemed .......................................................       (18,240,631)       (41,462,722)
                                                                                        ------------       ------------
Net Increase (Decrease) from Capital Transactions in Shares of Beneficial
   Interest ......................................................................         1,518,430         (7,901,257)
                                                                                        ------------       ------------
Total Increase (Decrease) in Net Assets ..........................................           815,895        (22,233,099)
Net Assets
Beginning of Period ..............................................................         4,268,200         26,501,299
                                                                                        ------------       ------------
End of Period (including undistributed net investment income of $2,464,766 and
   $ 2,471,739 respectively) .....................................................      $  5,084,095       $  4,268,200
                                                                                        ============       ============

-------------
(1) Unaudited


Financial Highlights
Contained below are selected data for a share outstanding, total investment return, ratios to average net assets and other supplemental data for the periods indicated for the Pacific Basin Equity Fund.

                                                                                                     For the period
                                                                                                      Nov. 1, 1993
                                                 For the                 For the years ended         (Commencement of
                                            six months ended                September 30,             Operations) to
                                            March 31, 1999(1)   1998       1997       1996      1995  Sept. 30, 1994
                                            ----------------    ----       ----       ----      ----  --------------
Per Share Operating Performance:
Net Asset Value, Beginning of Period ............  $ 3.89      $10.16    $ 11.80    $ 10.96    $ 11.82     $ 10.00
                                                   ------      ------    -------    -------    -------     -------
Income from Investment Operations
   Net Investment Income/(Expenses in Excess
      of Income) ................................   (0.01)       0.24      (0.05)     (0.03)      0.01       (0.04)
   Net Realized and Unrealized Gain (Loss) on
      Investment, Foreign Currencies and
      Forward Foreign Currency Transactions .....    1.25       (5.32)     (1.07)      0.87      (0.49)       1.86
                                                   ------      ------    -------    -------    -------     -------
Total from Investment Operations ................    1.24       (5.08)     (1.12)      0.84      (0.48)       1.82
                                                   ------      ------    -------    -------    -------     -------
Distributions to Shareholders
   Net Investment Income ........................      --       (0.24)     --         --         --          --
   Net Realized Gains ...........................   (2.03)      (0.99)     (0.52)     --         (0.38)      --
                                                   ------      ------    -------    -------    -------     -------
Total Distributions .............................   (2.03)      (1.23)     (0.52)     --         (0.38)      --
                                                   ------      ------    -------    -------    -------     -------
Net Asset Value, End of Period ..................  $ 3.06      $ 3.85    $ 10.16    $ 11.80    $ 10.96     $ 11.82
                                                   ======      ======    =======    =======    =======     =======
Total Investment Return .........................   35.84%     (52.21)%    (9.97)%     7.66%     (3.87)%     20.11%(2)
Supplemental Data and Ratios:
   Net Assets, End of Period (000s omitted) .....  $5,084      $4,268    $26,501    $29,389    $24,504     $25,362
   Ratios to Average Net Assets:
      Net Investment Income/(Expenses in Excess
         of Income) .............................   (0.29)%(2)   0.43%     (0.42)%    (0.24)%     0.12%      (0.59)%(2)
      Expenses, Including Expenses of the
        Pacific Basin Equity Portfolio ..........    1.75%(2)    1.75%      1.75%      1.75%      1.75%       1.75%(2)
      Decrease Reflected in Above Expense
        Ratio Due to Absorption of Expenses by
        Bankers Trust ...........................    1.80%(2)    0.70%      0.29%      0.31%      0.52%       0.60%(2)


-----------
(1) Unaudited
(2) Annualized

                       See Notes to Financial Statements.

Pacific Basin Equity Fund
Notes to Financial Statements (unaudited)

Note 1--Organization and Significant Accounting Policies
A. Organization
BT Investment Funds (the "Trust") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Trust was organized on July 21, 1986, as a business trust under the laws of the Commonwealth of Massachusetts. The Pacific Basin Equity Fund (the "Fund") is one of the funds offered to investors by the Trust. The Fund commenced operations and began offering shares of beneficial interest on November 1, 1993. The Fund invests substantially all of its assets in the Pacific Basin Equity Portfolio (the "Portfolio"). The Portfolio is an open-end management investment company registered under the Act. The Fund seeks to achieve its investment objective by investing all of its investable assets in the Portfolio. The value of the Fund's in the Portfolio reflects its proportionate interest in the net assets of the Portfolio. At March 31, 1999, the Fund's investment was approximately 100% of the Portfolio.

The financial statements of the Portfolio, including a list of assets held are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

B. Valuation
Valuation of securities by the Portfolio is discussed in Note 1B of the Portfolio's Notes to Financial Statements.

C. Investment Income
The Fund's income net of expenses is earned daily on its investment in the Portfolio. All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

D. Distributions
It is the Fund's policy to declare and distribute dividends annually to shareholders from net investment income. Dividends and distributions payable to shareholders are recorded by the Fund on the ex-dividend date. Distributions of net realized short-term and long-term capital gains, if any, earned by the Fund are also made annually to the extent they are not offset by any capital loss carryforwards.

E. Federal Income Taxes
It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Fund may periodically make reclassifications among certain of its capital accounts as a result of the differences in the characterization and allocation of certain income and capital gain distributions determined annually in accordance with federal tax regulations which may differ from generally accepted accounting principles. The Fund has a capital loss carryforward in the amount of $923,827 expiring in 2006. In addition the Fund has post October capital losses of $15,783,008 available in the current year.

F. Other
The Trust accounts separately for the assets, liabilities, and operations of each Fund. Expenses directly attributable to the Fund are charged to that Fund while expenses which are attributable to all of the Trust's funds are allocated among the Funds. Investment transactions are accounted for on a trade date basis. Realized gains and losses are determined on the identified cost basis.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

Note 2--Fees and Transactions with Affiliates
The Fund has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). Under this Administration and Services Agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to the Fund in return for a fee computed daily and paid monthly at an annual rate of 0.75% of the Fund's average daily net assets.

Bankers Trust has voluntarily undertaken to waive its fees and reimburse expenses of the Fund, to the extent necessary, to limit all expenses to 0.75% of the average daily net assets of the Fund, excluding expenses of the Portfolio and 1.75% of the average daily net assets of the Fund, including expenses of the Portfolio.

ICC Distributors, Inc., a member of the Forum Group of Companies, provides distribution services to the Fund.

Bankers Trust Company is a wholly owned subsidiary of Bankers Trust Corporation. On November 30, 1998, Bankers Trust Corporation entered into an Agreement and Plan of Merger with Deutsche Bank AG under which Bankers Trust Corporation would merge with and into a subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual funds, retail and commercial banking, investment banking and insurance. The transaction is contingent upon various regulatory approvals, and continuation of the Fund's advisory relationship with Bankers Trust thereafter is subject to the approval of Fund shareholders. If the transaction is approved and completed, Deutsche Bank AG, as Bankers Trust's new parent company, will control its operations as investment adviser. Bankers Trust believes that, under this new arrangement, the services provided to the Fund will be maintained at their current level.

Pacific Basin Equity Fund
Notes to Financial Statements (unaudited)
Note 3--Shares of Beneficial Interest
At March 31, 1999, there were an unlimited number of shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:

                        For the                 For the
                   six months ended           year ended
                    March 31, 1999           September 30,
                      (unaudited)                1998
                 ----------------------------------------------
                 Shares       Amount       Shares        Amount
                 ------       ------       ------        ------
Sold           5,587,580   $19,758,979   5,691,053   $ 32,705,049
Reinvested            22            82     175,395        856,416
Redeemed      (5,033,455)   18,242,631  (7,364,032)   (41,462,722)
              ----------   -----------  ----------   ------------
Net Increase
 (Decrease)      554,147   $ 1,518,430  (1,497,584)  $(7,901,257)
              ==========   ===========  ==========   ===========

Note 4--Risks of Investing in Emerging Markets
The risks involved when investing in emerging markets are of a nature generally not encountered when investing in securities traded on major international markets.

Investment in securities of issuers based in underdeveloped emerging markets involves special risks and considerations not typically associated with investing in U.S. companies. These risks include: (i) greater risks of expropriation, confiscatory taxation, nationalization, and less social, political and economic stability; (ii) the smaller size of the market for such securities and a low or nonexistent volume of trading, resulting in lack of liquidity and in price volatility. Additionally, developments affecting emerging market investments can not always be foreseen.

--------------------------------------------------------------------------------
Pacific Basin Equity Portfolio

Schedule of Portfolio Investments March 31, 1999 (unaudited)
--------------------------------------------------------------------------------

  Shares               Security                                          Value
  ------               --------                                          -----

                COMMON STOCKS - 89.0%
                China - 1.2%
   34,700       Guangdong Kelon Electric .......................       $  25,524
    1,770       Huaneng Power International
                ADR (a) ........................................          17,589
    5,100       Shandong Huaneng Power ADR .....................          19,125
                                                                       ---------
                                                                          62,238
                                                                       ---------
                Hong Kong - 31.6%
      800       Amway Asia Pacific Ltd .........................           5,950
  399,729       Champion Technology Holding Ltd. ...............           7,325
   31,000       Cheung Kong Holdings Ltd. ......................         236,021
   28,000       China Telecommunications .......................          46,611
   36,900       Dao Heng Bank Group Ltd. .......................         121,900
  241,500       First Pacific Company Ltd. 144a (d) ............         144,913
   13,000       Guoco Group ....................................          22,899
  100,600       Hong Kong and China Gas Co. Ltd. ...............         142,151
   49,500       Hong Kong Telecommunications Ltd. ..............          97,731
    2,200       Hsbc Holdings ..................................          68,987
   16,000       Hutchison Whampoa Ltd. .........................         125,947
  234,748       Moulin International Holding ...................          23,931
   56,300       National Mutual Asia Ltd. ......................          39,595
   29,000       New World Development Co. Ltd. .................          57,070
   29,800       New World Infrastructure (a) ...................          38,840
  605,000       Pacific Ports Company Ltd. .....................          47,624
  197,000       Peregrine Investments Holding Ltd. (a)(b) ......               0
  112,299       Road King Infrastructure .......................          65,936
   46,600       Smartone Telecommunication .....................         135,002
   14,000       Sun Hung Kai Properties Ltd. ...................         104,784
   30,600       Wharf Holdings Ltd. ............................          46,990
  157,000       Zhenjiang Expressway Co. .......................          26,743
                                                                       ---------
                                                                       1,606,950
                                                                       ---------
                India - 6.7%
    3,891       Indian Tobacco Company Ltd. GDR ................         106,030
    4,000       Industrial Credit & Investment Corp. ...........          24,810
    3,000       Larsen and Toubro GDR ..........................          31,125
    9,820       Mahanagar Telephone Nigam
                Ltd. ADR .......................................         104,337
    5,000       Mahindra Mahindra GDR ..........................          27,750
    1,000       Videsh Sanchar .................................           9,050
    4,000       Videsh Sanchar 144a (d) ........................          36,200
                                                                       ---------
                                                                         339,302
                                                                       ---------
                Indonesia - 3.2%
  106,000       PT Indah Kiah Pulp & Paper .....................          30,023
   99,500       PT Indofood Sukses Makmu (a) ...................          62,116
  239,000       PT Panin Bank ..................................          12,433
   52,800       PT Semen Gresik (Persero) TBK ..................          60,125
                                                                       ---------
                                                                         164,697
                                                                       ---------
                Malaysia - 3.5% (b)
   48,000       Berjaya Sports Toto Berhad (c) .................          49,819
   81,000       Kentucky Fried Chicken (c) .....................          45,125


  Shares               Security                                          Value
  ------               --------                                          -----

   16,000       Malaysia Intl Shipping-F (c) ...................       $  15,175
   80,000       Malaysia Mining Corp. (c) ......................          37,895
   33,000       RJ Reynolds Berhad (c) .........................          22,232
   19,000       Technology Resources (c) .......................           5,715
                                                                       ---------
                                                                         175,961
                                                                       ---------
                Philippines - 4.4%
  861,000       Digital Telecom Philippines (a) ................          22,664
1,123,000       Metro Pacific Corp. (a) ........................          54,484
   11,600       Philippine Commercial
                International Bank .............................          65,559
  260,000       Philippine Gold PLC ............................          44,008
   23,500       San Miguel Corp. Class B .......................          39,116
                                                                       ---------
                                                                         225,831
                                                                       ---------
                Singapore - 9.7%
   19,000       Elec & Eltek International Co., Ltd. ...........          69,920
   67,000       Keppel Telecom and Trans .......................          53,538
   20,500       Natsteel Electronics Ltd. ......................          56,028
   18,600       Rothmans Industries ............................          95,854
   53,000       Singapore Telecommunications Ltd. ..............          75,495
  170,000       United Overseas Bank Ltd. (a) ..................          80,364
   77,000       Wing Tai Holdings ..............................          62,420
                                                                       ---------
                                                                         493,619
                                                                       ---------
                South Korea - 14.1%
   10,256       Amkor Technologies (a) .........................          80,766
    2,200       Housing & Commercial Bank GDR ..................          42,735
    1,950       Housing & Commercial Bank ......................          38,936
    2,836       Kookmin Bank ...................................          27,967
    4,891       Kookmin Bank GDR ...............................          46,954
    8,000       Korea Electric Power ADR .......................         101,500
    2,000       Korea Mobile Telecom ADR .......................          24,375
    1,100       Pohang Iron & Steel ............................          67,866
    1,000       Pohang Iron & Steel ADR ........................          17,875
    1,727       Samsung Electronics ............................         133,712
    1,460       SK Telecom Co., Ltd. ...........................         131,726
                                                                       ---------
                                                                         714,412
                                                                       ---------
                Taiwan - 9.9%
    1,720       Advanced Semiconductor
                Engineering (a) ................................          23,435
    1,520       Ase Test Ltd. (a) ..............................          60,040
   12,350       Asustek Computer, Inc. .........................         113,002
    5,360       Fubon Insurance (a) ............................          51,724
    8,873       Siliconware Precision Industries
                Co. GDR ........................................         117,345
    2,157       Taiwan Semiconductor SP ADR ....................          50,959
    1,040       Taiwan Semiconductor SP ........................          24,570
    9,800       Total Access Communication (a) .................          21,168
    9,554       Yageo Corp. GDR ................................          42,993
                                                                       ---------
                                                                         505,236
                                                                       ---------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Pacific Basin Equity Portfolio

Schedule of Portfolio Investments March 31, 1999 (unaudited)
--------------------------------------------------------------------------------

  Shares               Security                                          Value
  ------               --------                                          -----
                Thailand - 4.7%
  20,200        Bangkok Bank (a) ...............................        $ 41,383
  68,000        Krung Thai Bank (F) ............................          31,661
  35,600        Shinawatra Public Co. Ltd. .....................          92,824
  21,500        Siam City Cement Company (a) ...................          72,649
                                                                    ------------
                                                                         238,517
                                                                    ------------
Total Common Stocks (Cost $4,486,619) ..........................       4,526,763
                                                                    ------------
                Warrants - 3.4%
                Hong Kong - 0.0%
  64,248        Champion Technology Warrants ...................             315
 362,238        Moulin International Holdings
                  Ltd. Warrants 10/99 ..........................           1,169
  67,200        Tai Food Group Warrants 8/31/99 ................             139
                                                                    ------------
                                                                           1,623
                                                                    ------------
                Indonesia - 0.0%
   7,567        PT Indah Kiat Wts ..............................           1,312
                                                                    ------------
                Singapore - 3.4%
 160,000        Development Bank of Singapore Wts ..............          91,227
 150,000        Overseas-Chinese Banking Corp.
                  Ltd. Wts .....................................          76,763
   2,500        Singapore Airline Wts ..........................           3,547
                                                                    ------------
                                                                         171,537
                                                                    ------------
Total Warrants (Cost $171,792) .................................         174,472
                                                                    ------------
Total Investments (Cost $4,658,411) ...................    92.4%      $4,701,235
Other Assets in Excess of Liabilities .................     7.6%         384,566
                                                          ------    ------------
Net Assets ............................................   100.0%      $5,085,801
                                                          ======    ============

-------------------
(a) Non-income producing security
(b) Illiquid securities
(c) Security fair valued by management see note 1B.
(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
   Abbreviations:
     ADR - American Depository Receipt
     GDR - Global Depository Receipt


Industry Diversification (as a percentage of Total Investments):

                                               % of
     Industry                               Market Value
     --------                               ------------

     Banks .............................       16.30%
     Building & Construction ...........        2.68%
     Commercial Services ...............        4.16%
     Computer Services & Software ......        1.21%
     Diversified .......................        4.89%
     Electrical ........................        7.66%
     Electronics .......................        7.33%
     Engineering .......................        1.33%
     Entertainment .....................        1.01%
     Financial Services ................        4.61%
     Foods .............................        2.96%
     Insurance .........................        1.04%
     Iron & Steel ......................        1.73%
     Manufacturing .....................        2.21%
     Pharmaceuticals ...................        1.10%
     Real Estate .......................       11.16%
     Telecommunications ................       16.21%
     Tobacco ...........................        4.08%
     Transportation ....................        1.86%
     Utilities .........................        4.38%
     Other(1) ..........................        2.09%
                                              -------
     Total .............................      100.00%
                                              =======

(1)  No one industry represents more than 1% of Portfolio Holdings


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Pacific Basin Equity Portfolio

Statement of Assets and Liabilities March 31, 1999 (unaudited)
--------------------------------------------------------------------------------

Assets
   Investments, at Value (Cost of $4,658,411) ...........................................     $ 4,701,235
   Cash(1) ..............................................................................         188,069
   Receivable for Securities Sold .......................................................         543,700
   Unrealized Appreciation on Forward Foreign Currency Contracts ........................         102,838
   Dividends and Interest Receivable ....................................................           6,498
                                                                                              -----------
Total Assets ............................................................................       5,542,340
                                                                                              -----------
Liabilities
   Payable for Securities Purchased .....................................................         319,895
   Due to Bankers Trust .................................................................           4,789
   Unrealized Depreciation on Forward Foreign Currency Contracts ........................         110,550
   Accrued Expenses and Other ...........................................................          21,304
                                                                                              -----------
Total Liabilities .......................................................................         456,539
                                                                                              -----------
Net Assets ..............................................................................     $ 5,085,801
                                                                                              ===========
Composition of Net Assets
   Paid-in Capital ......................................................................     $ 5,461,115
   Undistributed Net Investment Loss ....................................................          11,081
   Accumulated Net Realized Loss from Investment, Futures, Foreign Currency and
     Forward Currency Transactions ......................................................        (424,660)
   Net Unrealized Appreciation on Investments, Foreign Currency Transactions
     and Forward Foreign Currency Contracts .............................................          38,265
                                                                                              -----------
Net Assets ..............................................................................     $ 5,085,801
                                                                                              ===========

---------------
(1) Includes foreign cash of $299,729 with a cost of $296,729.

--------------------------------------------------------------------------------
Statement of Operations For the six months ended March 31, 1999 (unaudited)
--------------------------------------------------------------------------------

Investment Income
   Dividends (net of foreign withholding tax of $4,634) .................................     $    29,609
   Interest .............................................................................           6,702
                                                                                              -----------
Total Investment Income .................................................................          36,311
                                                                                              -----------
Expenses
   Advisory Fees ........................................................................          18,922
   Professional Fees ....................................................................          14,110
   Administration and Services Fees .....................................................           6,307
   Foreign Custody Fees .................................................................           1,952
   Trustees Fees ........................................................................           1,622
   Miscellaneous ........................................................................             820
                                                                                              -----------
   Total Expenses .......................................................................          43,733
   Less Expenses absorbed by Bankers Trust ..............................................         (18,503)
                                                                                              -----------
      Net Expenses ......................................................................          25,230
                                                                                              -----------
Net Investment Income ...................................................................          11,081
                                                                                              -----------
Realized and Unrealized Gain (Loss) on Investments, Futures, Foreign Currencies,
   and Forward Foreign Currency Contracts
   Net Realized Gain (Loss) from:
      Investment Transactions ...........................................................        (439,418)
      Foreign Futures Transactions ......................................................         (16,279)
      Foreign Currency Transactions .....................................................         (33,708)
      Forward Foreign Currency Transactions .............................................          64,745
   Net Change in Unrealized Appreciation/Depreciation on Investments, Foreign Currencies,
      and Forward Foreign Currency Contracts ............................................       2,070,267
                                                                                              -----------
Net Realized and Unrealized Gain on Investments, Foreign Currencies,
   and Forward Foreign Currency Contracts ...............................................       1,645,607
                                                                                              -----------
Net Increase in Net Assets from Operations ..............................................     $ 1,656,688
                                                                                              ===========

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Pacific Basin Equity Portfolio

Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                   For the             For the
                                                                              six months ended        year ended
                                                                               March 31, 1999(1)    September 30, 1998
                                                                            --------------------   --------------------
Increase (Decrease) in Net Assets from:
Operations
   Net Investment Income .........................................              $     11,081           $    149,250
   Net Realized Loss from Investments, Futures, Foreign Currencies
     and Forward Foreign Currency Transactions ...................                  (424,660)           (14,010,816)
   Net Change in Unrealized Appreciation on Investment,
     Foreign Currencies and Forward Foreign Currency Contracts ...                 2,070,267              1,768,257
                                                                                ------------           ------------
Net Increase (Decrease) in Net Assets from Operations ............                 1,656,688            (12,093,309)
                                                                                ------------           ------------
Capital Transactions
   Proceeds from Capital Invested ................................                19,844,565             33,236,914
   Value of Capital Withdrawn ....................................               (20,657,899)           (43,431,238)
                                                                                ------------           ------------
Net Decrease in Net Assets from Capital Transactions .............                  (813,334)           (10,194,324)
                                                                                ------------           ------------
Total Increase (Decrease) in Net Assets ..........................                   843,354            (22,287,633)
Net Assets
Beginning of Period ..............................................                 4,242,447             26,530,080
                                                                                ------------           ------------
End of Period ....................................................              $  5,085,801           $  4,242,447
                                                                                ============           ============

----------------
(1) Unaudited


--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

Contained below are selected ratios to average net assets and other supplemental data for the periods indicated for the Pacific Basin Equity Portfolio.


                                                                                                                 For the period
                                                                               For the years ended                Nov. 1, 1993
                                                       For the                    September 30,                   (Commencement
                                                  six months ended       -------------------------------------  of Operations) to
                                                   March 31, 1999(1)     1998        1997       1996      1995   Sept. 30, 1994
                                                  ------------------     ----        ----       ----      ----  -----------------
Supplemental Data and Ratios:
   Net Assets, End of Period (000s omitted) ....         $5,086         $4,242     $26,530    $29,609   $24,656       $25,366
   Ratios to Average Net Assets:
      Net Investment Income ....................          0.44%(2)        1.17%       0.33%      0.51%     0.87%         0.16%(2)
      Expenses .................................          1.00%(2)        1.00%       1.00%      1.00%     1.00%         1.00%(2)
      Decrease Reflected in Above Expense
        Ratio Due to Absorption of Expenses by
        Bankers Trust ..........................          0.74%(2)        0.35%       0.14%      0.11%     0.20%         0.26%(2)
   Portfolio Turnover Rate .....................           140%            125%        172%       118%      104%           40%

-------------------
(1) Unaudited
(2) Annualized

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Pacific Basin Equity Portfolio

Notes to Financial Statements (unaudited)
--------------------------------------------------------------------------------

Note 1--Organization and Significant Accounting Policies

A. Organization

The Pacific Basin Equity Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Portfolio was organized on August 6, 1993 as an unincorporated trust under the laws of New York and commenced operations on November 1, 1993. The Declaration of Trust permits the Board of Trustees (the "Trustees") to issue beneficial interests in the Portfolio.

B. Security Valuation

The Portfolio's investments listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the closing price of the security traded on that exchange. Short-term debt securities are valued at market value until such time as they reach a remaining maturity of 60 days, whereupon they are valued at amortized cost using their value on the 61st day. All other securities and other assets are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees.

On February 9, 1999, the Malaysian Government implemented an exit tax system whereby funds brought into Malaysia prior to February 15, 1999 may be subject to an exit tax depending on the holding period of such funds. Accordingly, management has fair valued its Malaysian securities and cash positions based upon the period such assets were held and the applicable rate of tax that applies. At March 31, 1999 the total value of fair valued securities was $175,961 representing 3.74% of total investments.

C. Security Transactions and Investment Income

Security transactions are accounted for on a trade date basis. Dividend income, less foreign taxes withheld, if any, is recorded on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Interest income is recorded on the accrual basis and includes amortization of premium and discount on investments. Realized gains and losses from securities transactions are recorded on the identified cost basis.

All of the net investment income and realized and unrealized gains and losses from the security and foreign currency transactions of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.


D. Repurchase Agreements

The Portfolio may enter into repurchase agreements with financial institutions deemed to be creditworthy by the Portfolio's Investment Advisor, subject to the seller's agreement to repurchase such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Portfolio's custodian, and pursuant to the terms of the repurchase agreement must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Portfolio will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Portfolio maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller. However, in the event of default or bankruptcy by the seller, realization and/or retention of the collateral may be subject to legal proceedings.

E. Foreign Currency Transactions

The books and records of the Portfolio are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at prevailing exchange rates. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions.

F. Forward Foreign Currency Contracts

The Portfolio may enter into forward foreign currency contracts for the purpose of settling specific purchases or sales of securities denominated in a foreign currency or with respect to the Portfolio's investments. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Portfolio and the resulting unrealized appreciation or depreciation are determined using prevailing exchange rates. With respect to forward foreign currency contracts, losses in excess of amounts recognized in the Statement of Assets and Liabilities may arise due to changes in the value of the foreign currency or if the counterparty does not perform under the contract.

G. Option Contracts

Upon the purchase of a put option or a call option by the Portfolio, the premium paid is recorded as an investment and marked-to-market daily to reflect the current market value. When a purchased option expires, the Portfolio will realize a loss in the amount of the cost of the option. When the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss depending on whether the sale proceeds from the closing sale transaction are greater or less than the cost of the option. When the Portfolio exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When the Portfolio exercises a call option, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid.

H. Futures Contracts

The Portfolio may enter into financial futures contracts which are contracts to buy a standard quantity of securities at a specified price on a future date. The Portfolio is required to deposit either cash or securities an amount equal to a certain percentage of the contract amount. Variation margin payments are made or received by the Portfolio each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

--------------------------------------------------------------------------------
Pacific Basin Equity Portfolio

Notes to Financial Statements (unaudited)
--------------------------------------------------------------------------------

I. Federal Income Taxes

The Portfolio is considered a partnership under the Internal Revenue Code. Therefore, no federal income tax provision is necessary.

J. Other

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.


Note 2--Fees and Transactions with Affiliates

The Portfolio has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). Under this Administration and Services Agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to the Portfolio in return for a fee computed daily and paid monthly at an annual rate of 0.25% of the Portfolio's average daily net assets.

The Portfolio has entered into an Advisory Agreement with Bankers Trust. Under this Advisory Agreement, the Portfolio pays Bankers Trust an advisory fee computed daily and paid monthly at an annual rate of 0.75% of the Portfolio's average daily net assets.

Bankers Trust has entered into a Sub-Advisory Agreement with BT Portfolio Managers International Limited ("BT Portfolio Managers International"), a wholly owned subsidiary of Bankers Trust Australia Limited, for the Pacific Basin Equity Portfolio. Under this Agreement, BT Portfolio Managers International receives a fee from Bankers Trust for providing investment advice and research services, computed daily and paid monthly at an annual rate of 0.60% of the Portfolio's average daily net assets.

Bankers Trust has voluntarily undertaken to waive its fees and reimburse expenses of the Portfolio, to the extent necessary, to limit all expenses to 1.00% of the average daily net assets of the Portfolio.

The Portfolio is a participant with other affiliated entities in a revolving credit facility and a discretionary demand line of credit facility (collectively the "credit facilities") in the amounts of $50,000,000 and $100,000,000, respectively. A commitment fee of .07% per annum on the average daily amount of the available commitment is payable on a calendar quarter basis, and apportioned equally among all participants. Amounts borrowed under the credit facilities will bear interest at a rate per annum equal to the Federal Funds Rate plus
 .45%. No amounts were drawn down or outstanding under the credit facilities as of and for the six months ended March 31, 1999.

Bankers Trust Company is a wholly owned subsidiary of Bankers Trust Corporation. On November 30, 1998, Bankers Trust Corporation entered into an Agreement and Plan of Merger with Deutsche Bank AG under which Bankers Trust Corporation would merge with and into a subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual funds, retail and commercial banking, investment banking and insurance. The transaction is contingent upon various regulatory approvals, and continuation of the Fund's advisory relationship with Bankers Trust thereafter is subject to the approval of Fund shareholders. If the transaction is approved and completed, Deutsche Bank AG, as Bankers Trust's new parent company, will control its operations as investment adviser. Bankers Trust believes that, under this new arrangement, the services provided to the Fund will be maintained at their current level.


Note 3--Purchases and Sales of Investment Securities

The aggregate cost of purchases and proceeds from sales of investments, other than short-term obligations, for the six months ended March 31, 1999, were $6,346,684 and $6,883,345, respectively.

For Federal income tax purposes, the tax basis of investments held at March 31, 1999 was $4,658,411. The aggregate gross unrealized appreciation for all investments was $582,360, and the aggregate gross unrealized depreciation for all investments was $539,537.

--------------------------------------------------------------------------------
Pacific Basin Equity Portfolio

Notes to Financial Statements (unaudited)
--------------------------------------------------------------------------------

Note 4--Open Forward Foreign Currency Contracts

At March 31, 1999, the Pacific Basin Equity Portfolio had the following open forward foreign currency contracts outstanding:





                                                                                                               Net Unrealized
                                                                                                                Appreciation
Contracts to Deliver                            In Exchange For       Settlement Date       Value (US$)      (Depreciation) (US$)
------------------------------------------------------------------------------------------------------------------------------------
Sales
------------------------------------------------------------------------------------------------------------------------------------

Hong Kong Dollar             1,648,873     US Dollar        207,000       10/19/99            211,348             $ (4,348)
Hong Kong Dollar               762,336     US Dollar         96,000       10/19/99             97,714               (1,714)
Hong Kong Dollar               612,392     US Dollar         79,000        4/30/99             78,989                   11
Hong Kong Dollar             2,741,025     US Dollar        345,000       10/19/99            351,337               (6,337)
Hong Kong Dollar             2,740,508     US Dollar        345,000       10/19/99            351,271               (6,271)
Hong Kong Dollar             4,510,202     US Dollar        567,000       10/19/99            578,105              (11,105)
Hong Kong Dollar             9,376,923     US Dollar      1,186,652       12/17/99          1,197,824              (11,172)
Hong Kong Dollar             6,886,614     US Dollar        866,513        2/24/00            877,108              (10,595)
Hong Kong Dollar             2,161,584     US Dollar        272,000        2/24/00            275,308               (3,308)
Hong Kong Dollar               459,314     US Dollar         58,000        2/24/00             58,500                 (500)
Hong Kong Dollar               866,855     US Dollar        110,000        2/24/00            110,406                 (406)
Hong Kong Dollar                75,000     US Dollar          9,518        2/24/00              9,552                  (34)
Hong Kong Dollar               115,000     US Dollar         14,598        2/24/00             14,647                  (49)
Indian Rupee                 2,358,720     US Dollar         54,000        7/14/99             55,228               (1,228)
Indian Rupee                 4,460,000     US Dollar        100,000        7/14/99            104,428               (4,428)
Indian Rupee                 7,480,000     US Dollar        170,000        7/14/99            175,139               (5,139)
Indian Rupee                 2,646,000     US Dollar         60,000        7/14/99             61,954               (1,954)
Indian Rupee                 1,633,550     US Dollar         37,000        7/14/99             38,248               (1,248)
Indonesian Rupiah           34,720,000     US Dollar          3,803         4/7/99              4,014                 (211)
Indonesian Rupiah           46,960,000     US Dollar          5,284         4/7/99              5,429                 (145)
Indonesian Rupiah          149,600,000     US Dollar         17,000         4/7/99             17,295                 (295)
Indonesian Rupiah          339,816,000     US Dollar         38,493        4/21/99             39,285                 (792)
Indonesian Rupiah           35,400,000     US Dollar          4,000        4/21/99              4,092                  (92)
Indonesian Rupiah          427,950,000     US Dollar         45,000         4/7/99             48,984               (3,984)
Indonesian Rupiah          385,434,000     US Dollar         42,000         4/7/99             44,117               (2,117)
Indonesian Rupiah           30,885,000     US Dollar          3,397         4/7/99              3,535                 (138)
Indonesian Rupiah           90,150,000     US Dollar          9,657         4/7/99             10,319                 (661)
Indonesian Rupiah           47,325,000     US Dollar          5,000         4/7/99              5,417                 (417)
Indonesian Rupiah          108,012,000     US Dollar         12,000         4/7/99             12,363                 (363)
Indonesian Rupiah          286,800,000     US Dollar         31,959         4/7/99             32,827                 (868)
Indonesian Rupiah           46,030,000     US Dollar          5,130         4/7/99              5,269                 (138)
Indonesian Rupiah           51,490,000     US Dollar          5,785         4/7/99              5,894                 (108)
Indonesian Rupiah          103,180,000     US Dollar         11,528         4/7/99             11,810                 (282)
Phillipines Peso             5,369,280     US Dollar        136,000        4/12/99            138,359               (2,359)
Phillipines Peso             2,439,700     US Dollar         62,000        4/12/99             62,868                 (868)
Singapore Dollar               204,057     US Dollar        118,000        4/30/99            118,157                 (157)
Singapore Dollar               140,000     US Dollar         81,037        4/30/99             81,065                  (28)
Singapore Dollar               966,676     US Dollar        561,531        4/30/99            564,318               (2,786)
Singapore Dollar               173,473     US Dollar        100,763        4/30/99            101,269                 (506)
South Korean Won           106,640,000     US Dollar         86,000         4/9/99             87,784               (1,784)
South Korean Won           245,916,000     US Dollar        198,000         4/9/99            202,433               (4,433)
South Korean Won           163,614,000     US Dollar        132,000         4/9/99            134,684               (2,684)
South Korean Won           100,532,000     US Dollar         82,000        4/12/99             82,688                 (688)
South Korean Won           277,092,500     US Dollar        230,000        4/15/99            227,816                2,184
South Korean Won            49,728,000     US Dollar         42,000        4/15/99             40,885                1,115
South Korean Won            64,872,500     US Dollar         55,000         6/8/99             53,161                1,839
South Korean Won            73,370,000     US Dollar         58,000         6/8/99             60,125               (2,125)
South Korean Won           122,206,000     US Dollar         98,000         6/8/99            100,144               (2,144)
South Korean Won            41,085,000     US Dollar         33,000        2/14/00             33,668                 (668)
South Korean Won           183,464,000     US Dollar        152,000        2/14/00            149,109                2,891
South Korean Won            82,144,000     US Dollar         68,000        2/14/00             66,762                1,238
Thai Baht                    7,216,710     US Dollar        194,363        4/19/99            192,200                2,164
Thai Baht                      335,000     US Dollar          8,874        4/19/99              8,922                  (48)
Thai Baht                      105,000     US Dollar          2,771        4/19/99              2,796                  (25)
Thai Baht                      390,000     US Dollar         10,293        4/19/99             10,387                  (94)
Thai Baht                      185,000     US Dollar          4,876        4/19/99              4,927                  (51)
Thai Baht                    1,049,440     US Dollar         28,000        4/19/99             27,949                   51
Thai Baht                      315,000     US Dollar          8,422        4/19/99              8,389                   33
Thai Baht                      460,000     US Dollar         12,248        4/19/99             12,251                   (3)
Thai Baht                    2,824,580     US Dollar         74,000         6/1/99             75,138               (1,138)

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Pacific Basin Equity Portfolio

Notes to Financial Statements (unaudited)
--------------------------------------------------------------------------------



                                                                                                                 Net Unrealized
                                                                                                                   Appreciation
Contracts to Deliver                          In Exchange For           Settlement Date         Value (US$)     (Depreciation) (US$)
----------------------------------------------------------------------------------------------------------------------------------
Sales
----------------------------------------------------------------------------------------------------------------------------------

Taiwan Dollar            1,857,856     US Dollar              56,014           4/1/99               56,052            $     (39)
Taiwan Dollar            6,774,075     US Dollar             204,235           4/1/99              204,377                 (142)
Taiwan Dollar            3,205,365     US Dollar              97,000          2/11/00               94,655                2,345
Taiwan Dollar            3,200,515     US Dollar              97,000          2/11/00               94,511                2,489
Taiwan Dollar            3,374,160     US Dollar             102,000          2/11/00               99,639                2,361
Taiwan Dollar            3,374,874     US Dollar             102,000          2/11/00               99,660                2,340
Taiwan Dollar            2,715,430     US Dollar              82,000          2/11/00               80,187                1,813
Taiwan Dollar            1,285,920     US Dollar              38,000          2/11/00               37,973                   27
----------------------------------------------------------------------------------------------------------------------------------
Total Sales                                                                                                           $ (80,316)
----------------------------------------------------------------------------------------------------------------------------------
Purchases
----------------------------------------------------------------------------------------------------------------------------------
Hong Kong Dollar         2,690,411     US Dollar             347,092          4/30/99              347,020            $     (72)
Hong Kong Dollar            70,000     US Dollar               9,030          4/30/99                9,029                   (1)
Hong Kong Dollar           783,033     US Dollar             101,000          4/30/99              100,999                   (1)
Hong Kong Dollar         2,085,436     US Dollar             269,000          4/30/99              268,988                  (12)
Hong Kong Dollar         2,227,120     US Dollar             280,000         10/19/99              285,466                5,466
Hong Kong Dollar           798,900     US Dollar             100,000         10/19/99              102,401                2,401
Hong Kong Dollar         9,376,923     US Dollar           1,192,993         10/19/99            1,201,908                8,915
Hong Kong Dollar         1,427,112     US Dollar             180,000         12/17/99              182,302                2,302
Hong Kong Dollar           350,865     US Dollar              44,000         12/17/99               44,820                  820
Hong Kong Dollar           712,332     US Dollar              90,000         12/17/99               90,994                  994
Hong Kong Dollar         6,886,614     US Dollar             872,496         12/17/99              879,707                7,211
Indian Rupee             7,992,000     US Dollar             180,000          7/14/99              187,127                7,127
Indian Rupee            11,112,500     US Dollar             250,000          7/14/99              260,191               10,191
Indian Rupee             8,880,000     US Dollar             200,000          7/14/99              207,919                7,919
Indonesian Rupiah       46,960,000     US Dollar               5,309           4/1/99                5,429                  120
Indonesian Rupiah      339,816,000     US Dollar              38,916           4/7/99               39,285                  369
Indonesian Rupiah      256,720,000     US Dollar              29,851           4/7/99               29,384                 (467)
Indonesian Rupiah      258,450,000     US Dollar              30,000           4/7/99               29,582                 (418)
Indonesian Rupiah      141,300,000     US Dollar              15,000           4/7/99               16,173                1,173
Indonesian Rupiah      481,250,000     US Dollar              50,000           4/7/99               55,084                5,084
Indonesian Rupiah       89,300,000     US Dollar              10,000           4/7/99               10,221                  221
Indonesian Rupiah      144,800,000     US Dollar              16,000           4/7/99               16,574                  574
Indonesian Rupiah       96,900,000     US Dollar              10,000           4/7/99               11,091                1,091
Phillipines Peso         2,492,800     US Dollar              64,000          4/12/99               64,330                  330
Singapore Dollar           140,000     US Dollar              80,855           4/1/99               81,065                  211
Singapore Dollar            81,308     US Dollar              47,000          4/16/99               47,080                   80
Singapore Dollar           195,176     US Dollar             113,000          4/30/99              113,938                  938
Singapore Dollar            10,348     US Dollar               6,000          4/30/99                6,041                   41
South Korean Won       220,500,000     US Dollar             175,000           4/9/99              181,511                6,511
South Korean Won       165,792,000     US Dollar             132,000           4/9/99              136,477                4,477
South Korean Won       129,878,000     US Dollar             104,404           4/9/99              106,913                2,510
South Korean Won        47,892,000     US Dollar              39,000          4/12/99               39,391                  391
South Korean Won        71,340,000     US Dollar              60,000          4/15/99               58,653               (1,347)
South Korean Won       128,957,000     US Dollar             108,641          4/15/99              106,024               (2,617)
South Korean Won       126,523,500     US Dollar             106,322          4/15/99              104,023               (2,299)
South Korean Won       120,183,000     US Dollar              97,000           6/8/99               98,486                1,486
Taiwan Dollar            6,774,075     US Dollar             204,000           4/1/99              204,344                  344
Taiwan Dollar            1,857,856     US Dollar              56,000           4/1/99               56,043                   43
Taiwan Dollar            2,682,050     US Dollar              79,000          2/11/00               79,201                  201
Taiwan Dollar            1,761,760     US Dollar              52,000          2/11/00               52,025                   25
Thai Baht                  620,000     US Dollar              16,471          4/19/99               16,496                   25
Thai Baht                   75,340     US Dollar               2,000          4/19/99                2,005                    5
Thai Baht                   75,000     US Dollar               2,009          4/19/99                1,997                  (12)
Thai Baht                1,777,540     US Dollar              47,000          4/19/99               47,340                  340
Thai Baht                  935,375     US Dollar              25,000          4/19/99               24,911                  (89)
----------------------------------------------------------------------------------------------------------------------------------
Total Purchases                                                                                                       $  72,604
----------------------------------------------------------------------------------------------------------------------------------
                                                                                        Net Unrealized Depreciation   $  (7,712)
----------------------------------------------------------------------------------------------------------------------------------

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--------------------------------------------------------------------------------
Pacific Basin Equity Portfolio

Notes to Financial Statements (unaudited)
--------------------------------------------------------------------------------

Note 5--Risks of Investing in Emerging Markets

The risks involved when investing in emerging markets are of a nature generally not encountered when investing in securities traded on major international markets.

Investment in securities of issuers based in underdeveloped emerging markets involves special risks and considerations not typically associated with investing in U.S. companies. These risks include: (i) greater risks of expropriation, confiscatory taxation, nationalization, and less social, political and economic stability; (ii) the smaller size of the market for such securities and a low or nonexistent volume of trading, resulting in lack of liquidity and in price volatility. Additionally, developments affecting emerging market investments cannot always be foreseen.

Note 6--Subsequent Event

Subsequent to period end, the portfolio entered into a $100,000,000 364-day senior unsecured committed revolving credit facility ("the facility") with two lenders. The borrowings shall bear interest at a rate based on the Federal Funds rate. A commitment fee is charged on the unused portion of the facility. The facility replaces the revolving credit facility described in footnote 2.

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


Investment Advisor and Administrator of the Portfolio
BANKERS TRUST COMPANY
130 Liberty Street
New York, NY  10006

Distributor
ICC DISTRIBUTORS, INC.
Two Portland Square
Portland, ME  04101

Custodian and Transfer Agent
BANKERS TRUST COMPANY
130 Liberty Street
New York, NY  10006

Independent Accountants
PRICEWATERHOUSECOOPERS LLP
250 West Pratt Street
Baltimore, MD  21201

Counsel
WILLKIE FARR & GALLAGHER
787 7th Avenue
New York, NY  10019


[LOGO]


[For information on how to invest, shareholder account information and current price and yield information, please contact your relationship manager or write
to us at:                      BT Service Center
                               P.O. Box 419210
                               Kansas City, MO 64141-6210
or call our toll-free number:  1-800-730-1313

This report must be preceded or accompanied by a current prospectus for the Fund.]

Pacific Basin Equity Fund                                       CUSIP #055922736
BT Investment Funds                                             496 SA (3/99)


Distributed by:
ICC Distributors, Inc.
Two Portland Square
Portland, ME 04101